Related Party Transactions	6 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16 – RELATED PARTY TRANSACTIONS

1)	Nature of relationships with related parties:

Name	Relationship with the Company
Tao Ling	Principal shareholder, Chief Executive Officer and Chairman of the Company
Xiaohong Yin	Principal shareholder and director of the Company
Bozhen Gong	Immediate family member of Tao Ling
Yun Tan	Immediate family member of Tao Ling
Rongxin Ling	Immediate family member of Tao Ling
Peizhen Zhang	Immediate family member of Tao Ling
Ying Ling	Immediate family member of Tao Ling
Jing Ling	Immediate family member of Tao Ling
Nanjing Shun yi Jing Electric Technology Co., Ltd.	Principal shareholder is immediate family member of Tao Ling
Luzhou Nachuan Investment Limited	An entity which owns 5% equity interest of Luzhou Aozhi
Midea International Co., Ltd*	Principal shareholder of the company
Nanjing Aoni Investment Management Partnership (Limited Partnership) **	An entity which owns 71.43% equity interest of Auniuxin

*	Midea International Co., Ltd became a new related party in January 2024 through a private placement issuance
**	Nanjing Aoni Investment Management Partnership (Limited Partnership) became a new related party in January 2024 through its investment in Auniuxin.

2)	Related party borrowings

For the six months ended March 31, 2024, the Company’s related parties provided working capital to support the Company’s operations when needed. The borrowings were unsecured, due on demand, and interest free. The following table summarizes borrowing transactions with the Company’s related parties:

	Borrowing/	Payment/
	Collecting	Lending
Name of Related Parties	Amount	Amount
Tao Ling	$416,297	$416,297
Xiaohong Yin	1,706,816	2,092,403
Rongxin Ling	208,148	-
Peizhen Zhang	152,642	-
Bozhen Gong	83,259	-
Ying Ling	83,259	-
Jing Ling	194,272	55,506
Yun Tan	-	180,395
Nanjing Shun yi Jing Electric Technology Co., Ltd.	763,210	126,277
Midea International Co., Ltd	1,859,000	1,608,000
Total	$5,466,903	$4,478,878

For the six months ended March 31, 2024, a total of $13,018,850 bank loans were guaranteed by, or pledged by the personal assets owned by, the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the six months ended March 31, 2024.

For the six months ended March 31, 2023 the Company’s related parties provided working capital to support the Company’s operations when needed. The borrowings were unsecured, due on demand, and interest free. The following table summarizes borrowing transactions with the Company’s related parties:

	Borrowing/	Payment/
	Collecting	Lending
Name of Related Parties	Amount	Amount
Tao Ling	$394,203	$143,347
Xiaohong Yin	1,799,173	236,694
Bozhen Gong	71,673	301,028
Total	$2,265,049	$681,069

For the six months ended March 31, 2023, a total of $5,387,616 bank loans were guaranteed by, or pledged by the personal assets owned by, the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the six months ended March 31, 2023.

3)	Related party transactions

	Sales	Sales
Name of Related Parties	March 31, 2024	March 31, 2023
Midea International Co., Ltd	66,206	-
Total	$66,206	$-

On January 9, 2024, Sichuan Ausheet entered into an equity transfer agreement with Nanjing Aoni, a related party. Pursuant to the equity transfer agreement, Sichuan Ausheet transferred RMB10 million equity of Auniuxin to Nanjing Aoni, resulting in Nanjing Aoni owning the 71.43% of Auniuxin. As of March 31, 2024, Nanjing Aoni has funded RMB8.3 million into Auniuxin. Mr. Ling Tao, CEO, the ultimate controller of Ostin, is also a controlling shareholder with 68.27% ownership of Nanjing Aoni.

4)	Related party balances

Outstanding balances with related parties consisted of the following as of March 31, 2024 and September 30, 2023:

Accounts	Name of Related Parties	March 31, 2024	September 30, 2023
Due from related parties	Midea International Co., Ltd	66,206	-
Total due from related parties		$66,206	$-

Accounts	Name of Related Parties	March 31, 2024	September 30, 2023
Due to related parties	Xiaohong Yin	$1,343,434	$1,710,347
Due to related parties	Bozhen Gong	152,348	68,531
Due to related parties	Yun Tan	-	178,180
Due to related parties	Rongxin Ling	346,246	137,061
Due to related parties	Peizhen Zhang	263,147	109,649
Due to related parties	Ying Ling	221,597	137,061
Due to related parties	Jing Ling	138,498	-
Due to related parties	Nanjing Shun yi Jing Electric Technology Co., Ltd.	1,307,425	664,748
Due to related parties	Midea International Co., Ltd	451,000	-
Total due to related parties		$4,223,696	$3,005,577